1. NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 0	$ 0
Assets	9,070	1,344,006
Net loss	(7,880,013)	(14,591,675)
Property and equipment	672	893,991
Assets under construction		892,639
Depreciation	680	1,014
Additions to assets under construction	0	95,352
Impairment of assets under construction	892,639	48,998
Headquarters [Member]
Revenue	0	0
Assets	9,070	451,367
Net loss	(6,987,374)	(14,542,677)
Property and equipment	672	1,352
Assets under construction		0
Depreciation	680	1,014
Additions to assets under construction	0	0
Impairment of assets under construction	0	0
US Territories [Member]
Revenue	0	0
Assets	0	892,639
Net loss	(892,639)	0
Property and equipment	0	0
Assets under construction		892,639
Depreciation	0	0
Additions to assets under construction	0	95,352
Impairment of assets under construction	892,639	0
Other [Member]
Revenue	0	0
Assets	0	0
Net loss	0	(48,998)
Property and equipment	0	0
Assets under construction		0
Depreciation	0	0
Additions to assets under construction	0	0
Impairment of assets under construction	$ 0	$ 48,998